Changes in Equity and Earnings Per Share - Summary of Changes in Other Comprehensive Income Reserves (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018		Dec. 31, 2017		Dec. 31, 2016
Other comprehensive income
Exchange differences on translation of foreign operations (gains/(losses))	$ (7,810)		$ 1,174		$ (3,079)
Foreign exchange contracts recognized in equity in relation to the SAB combination					(7,099)
Cash flow hedges	(52)		(96)		107
Foreign exchange contracts reclassified from equity in relation to the SAB combination					8,837
Re-measurements of post-employment benefits	99		(37)		(226)
Total comprehensive income	(2,073)		10,223		1,309
Translation reserves [member]
Disclosure of information about changes in other comprehensive income reserves [line items]
Beginning balance	(13,705)		(14,758)		(11,493)
Other comprehensive income
Beginning balance	(13,705)		(14,758)		(11,493)
Exchange differences on translation of foreign operations (gains/(losses))	(7,379)		1,053		(3,265)
Total comprehensive income	(7,379)		1,053		(3,265)
Ending balance	(21,084)		(13,705)		(14,758)
Hedging reserves [member]
Disclosure of information about changes in other comprehensive income reserves [line items]
Beginning balance	586		744		(1,217)
Other comprehensive income
Beginning balance	586		744		(1,217)
Foreign exchange contracts recognized in equity in relation to the SAB combination					(7,099)
Foreign exchange contracts reclassified from equity in relation to the SAB combination					8,837
Total comprehensive income	(92)		(158)		1,961
Ending balance	494		586		744
Hedging reserves [member] | Cash flow hedges [member]
Other comprehensive income
Cash flow hedges	(92)		(158)		223
Post- employment benefits [member]
Disclosure of information about changes in other comprehensive income reserves [line items]
Beginning balance	(1,665)		(1,612)		(1,400)
Other comprehensive income
Beginning balance	(1,665)		(1,612)		(1,400)
Re-measurements of post-employment benefits	98		(53)		(212)
Total comprehensive income	98		(53)		(212)
Ending balance	(1,567)		(1,665)		(1,612)
OCI reserves [member]
Disclosure of information about changes in other comprehensive income reserves [line items]
Beginning balance	(14,784)		(15,626)		(14,110)
Other comprehensive income
Beginning balance	(14,784)		(15,626)		(14,110)
Exchange differences on translation of foreign operations (gains/(losses))	(7,379)	[1]	1,053	[1]	(3,265)
Foreign exchange contracts recognized in equity in relation to the SAB combination					(7,099)
Cash flow hedges	(92)	[1]	(158)	[1]	223
Foreign exchange contracts reclassified from equity in relation to the SAB combination					8,837
Re-measurements of post-employment benefits	98	[1]	(53)	[1]	(212)
Total comprehensive income	(7,373)	[1]	842	[1]	(1,516)
Ending balance	(22,157)		(14,784)		(15,626)
OCI reserves [member] | Cash flow hedges [member]
Other comprehensive income
Cash flow hedges	$ (92)		$ (158)		$ 223

[1]	See Note 23 Changes in equity and earnings per share.